Investment Risks	Nov. 01, 2026
Frank Value Fund
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Principal Investment Risks

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Frank Value Fund | Cash And Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Frank Value Fund | Common Stock Risk [Member]
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Common Stock Risk: The Fund invests the majority of its assets in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Frank Value Fund | Management Risk [Member]
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Management Risk: A risk of investing in the Fund is that the Adviser’s strategy of investing in undervalued securities may fail. The Adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors.

Frank Value Fund | Market And Geopolitical Risk [Member]
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Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, pandemics, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

Frank Value Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: A higher portfolio turnover results in higher transactional and brokerage costs.
Frank Value Fund | Sector Risk [Member]
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Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Frank Value Fund | Consumer Defensive Sector Risk [Member]
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Consumer Defensive Sector Risk. Companies in the consumer defensive sector face risks related to fluctuating consumer demand, private-label competition, supply chain disruptions, raw material and labor cost inflation, and evolving regulatory requirements. Although demand for essential goods is generally more stable than in other sectors, changing consumer preferences, increased emphasis on sustainability, and heightened price sensitivity may pressure margins and market share. In addition, adverse economic conditions, trade restrictions, and geopolitical events can disrupt operations, sourcing, and distribution. Any of these factors could materially and adversely affect the business, financial condition, and results of operations.

Frank Value Fund | Shareholder Concentration Risk [Member]
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Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

Frank Value Fund | Smallcap And Midcap Risk [Member]
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Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks. The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization companies may also have limited markets, product lines, or financial resources and may lack management experience.

Frank Value Fund | Special Situation Risk [Member]
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Special Situation Risk: The Fund may invest a significant portion of assets in special situations, such as spin-offs, companies recently emerging from bankruptcy, and merger securities. Spin-off companies may encounter difficulties because they are operating on their own for the first time, without the protection of their parent company. Spin-offs also may be created for the purpose of moving liabilities from the parent company to the spin-off. These potential problems may impair operating results, leading to losses to the Fund. Additionally, there is a possibility that the spin-off company may incur the business risk of the parent. Companies that have recently emerged from bankruptcy may still have the problems that caused the initial bankruptcy filing, leading to poor operating results or possibly another bankruptcy filing. These companies also may have weak financial positions. Merger securities may encounter complications arising from the expected transaction. Finally, the Adviser may incorrectly evaluate any of these special situation stocks, resulting in losses to the Fund.

Frank Value Fund | Value Investing Risk [Member]
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Risk [Text Block]	Value Investing Risk: Value stocks may remain undervalued during a given time period and may not ever realize their full value.
Frank Value Fund | Risk Lose Money [Member]
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Risk [Text Block]	loss of money is a risk of investing
Camelot Event Driven Fund | Management Risk [Member]
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Risk [Text Block]	Management Risk. The Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund; there is no guarantee that its decisions will produce the intended result.
Camelot Event Driven Fund | Market And Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, pandemics, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

Camelot Event Driven Fund | Portfolio Turnover Risk [Member]
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Risk [Text Block]	Portfolio Turnover Risk. A higher portfolio turnover results in higher transactional and brokerage costs.
Camelot Event Driven Fund | Sector Risk [Member]
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Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Camelot Event Driven Fund | Shareholder Concentration Risk [Member]
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Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, the Fund could be vulnerable to a very large redemption request from a significant shareholder who wants to redeem. Such redemption may increase the expense ratio of the Fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

Camelot Event Driven Fund | Name Of Trustee Dollar Range Of Securities In Fund Aggregate Dollar Range Of Securities In Trust Brian J [Member]
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Principal Investment Risks

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Camelot Event Driven Fund | Activist Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Activist Investment Risk. A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.
Camelot Event Driven Fund | Adr Risk [Member]
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ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Camelot Event Driven Fund | Capital Structure Arbitrage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Capital Structure Arbitrage Risk. The perceived mispricing identified by the Adviser may not disappear or may even increase, in which case losses may be realized.
Camelot Event Driven Fund | Chinese Securities Risk [Member]
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Chinese Securities Risk. The Fund may invest in securities of companies conducting business in the People's Republic of China (“PRC”). While these securities are listed on U.S. or other Western exchanges, they often are Variable Interest Entities (“VIE”) organized in third jurisdictions and which do not have direct ownership of assets in China. Instead, assets in the PRC are owned by PRC nationals, who assign their economic interest in the underlying business to the VIE. Such assignment contracts may not be enforceable in the courts of the PRC.

Camelot Event Driven Fund | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Camelot Event Driven Fund | Debt Instruments Risk [Member]
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Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments. The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.

Derivative Instruments (Including Options and Swaps) Risk. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are notcorrelated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or may suddenly become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives.

Camelot Event Driven Fund | Distressed Securities Risk [Member]
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Distressed Securities Risk. Investment in distressed securities may be considered speculative and may present substantial risk of loss. Below investment-grade securities involve greater risks of default or downgrade and are more volatile than investment-grade securities.

Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the securities.

Camelot Event Driven Fund | Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

Camelot Event Driven Fund | High Yield Risk [Member]
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High Yield Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund's share price may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. Such securities also may include "Rule 144A" securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund's share price.

Initial Public Offering (“IPO”) Risk. IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains.

Camelot Event Driven Fund | Interest Rate Risk [Member]
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Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

Camelot Event Driven Fund | Liquidity Risk [Member]
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Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

Camelot Event Driven Fund | Merger Arbitrage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Merger Arbitrage Risk. Certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized.
Camelot Event Driven Fund | Healthcare Sector Risk [Member]
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Healthcare Sector Risk. The health care sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.

Camelot Event Driven Fund | Short Selling Risk [Member]
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Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

Camelot Event Driven Fund | Structured Note Investment Risk [Member]
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Structured Note Investment Risk. Principal repayments and/or interest payments on structured notes are dependent upon one or more of the following factors: currency exchange rates, interest rates, stock and stock indices, which may cause the principal repayments and/or payments to be subject to the related risks of each applicable factor.

Camelot Event Driven Fund | Special Situations Risk [Member]
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Special Situations Risk. Special situations often involve much greater risk than is found in the normal course of investing. Special situation investments may not have the effect on a company’s price that the Adviser expects, which could negatively impact the Fund.

Camelot Event Driven Fund | Deriviative Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are notcorrelated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or may suddenly become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives
Camelot Event Driven Fund | Initial Public Offering Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains
Camelot Event Driven Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	loss of money is a risk of investing